Taxes - Schedule of Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Components of Provision for Income Taxes [Abstract]
Current	$ (1)	$ 5
Income tax expenses	$ (1)	$ 5